CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 350,883	$ 48,069	¥ 163,685	¥ 607,717
Adjustments to reconcile net profit to net cash used in operating activities:
Depreciation of property, equipment and software	11,442	1,568	13,417	22,837
Amortization of intangible assets	128	18	138	139
Share-based compensation expense	86,872	11,901	133,869	112,026
Loss from disposal of property and equipment	662	91	1,560	1,378
Loss from disposals of subsidiaries			2,169
Loss from early termination of lease	384	53		2,173
Allowance for doubtful debts	12,623	1,729	9,635	23,501
Impairment loss	24,268	3,325	3,124	372
Interest income	(17,029)	(2,333)	(19,842)	(6,045)
Foreign exchange gain	(8,016)	(1,098)	(4,342)	(4,064)
Changes in operating assets and liabilities:
Accounts receivable	(35,131)	(4,813)	20,254	(42,819)
Contract assets	(66,155)	(9,063)	(99,881)	39,824
Prepaid expense and other assets	16,164	2,215	149,944	85,101
Amount due from/to related parties	915	125	(1,751)	(8,205)
Deferred revenue				(803)
Insurance premium payables	(54,609)	(7,481)	75,292	(168,367)
Deferred tax assets	(2,838)	(389)	(15,495)	5,674
Deferred tax liabilities	10,880	1,491	13,352	16,152
Accrued expenses and other current liabilities	107,867	14,778	(43,542)	85,024
Right of use assets, net	3,461	474	(36,716)	28,615
Operating lease liabilities	(5,521)	(756)	41,646	(34,525)
Net cash provided by operating activities	437,250	59,904	406,516	765,705
Cash flows from investing activities:
Purchase of property, equipment and software	(218,415)	(29,923)	(13,522)	(11,884)
Disposal of property, equipment and software	164	22	227	902
Purchase of short-term investments	(6,441,705)	(882,510)	(11,445,715)	(17,083,380)
Proceeds from maturity of short-term investments	7,891,955	1,081,193	10,683,916	17,023,969
Prepaid investments				(69,426)
Purchase of long-term investments	(1,012,319)	(138,687)	(200,668)
Proceeds from early redemption of long-term investments	71,957	9,858
Acquisitions of subsidiaries, net of cash acquired			(195,905)
Disposal of subsidiaries, net of cash disposed			(1,293)
Net cash (used in)/provided by investing activities	291,637	39,953	(1,172,960)	(139,819)
Cash flows from financing activities:
Dividend to shareholders	(158,671)	(21,738)
Proceeds from short-term loans	246,942	33,831	167,196
Repayment of short-term loans	(187,096)	(25,632)	(30,100)
Proceeds from exercise of share option	7,225	990	11,710	9,729
Payment for share repurchase	(106,979)	(14,656)	(526,025)	(67,022)
Principal payments under finance lease obligation			(19)	(164)
Net cash used in financing activities	(198,579)	(27,205)	(377,238)	(57,457)
Effect of exchange rate changes on cash and cash equivalents	2,577	353	26,173	37,723
Net increase/(decrease) in cash and cash equivalents and restricted cash	532,885	73,005	(1,117,509)	606,152
Total cash and cash equivalents and restricted cash at beginning of year	974,026	133,441	2,091,535	1,485,383
Total cash and cash equivalents and restricted cash at end of year	1,506,911	206,446	974,026	2,091,535
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	986,323		396,905	1,574,171
Restricted cash	520,588		577,121	517,364
Total cash and cash equivalents and restricted cash at end of year	1,506,911	206,446	974,026	2,091,535
Supplemental disclosure of cash flow information
Cash paid for income tax	1,993	273	1,281	1,701
Cash paid for interest	¥ 1,882	$ 258	¥ 236
Supplemental disclosure of non-cash investing and financing activities
Accrued expenses and other current liabilities related to purchase of property and equipment				¥ 38